Stock Options (Tables)	12 Months Ended
Sep. 30, 2011
Stock Options [Abstract]
Schedule of weighted average assumptions
The following weighted-average assumptions were used to estimate the fair value of options granted during the periods indicated:

Year ended September 30,	2011	2010	2009
Annual dividend yield	1.89%	1.20%	3.83%
Expected volatility	30%	26%	24%
Risk-free interest rate	2.00%	2.20%	1.73%
Expected life	4.5 years	4.5 years	4.5 years

Summary of option activity

A summary of option activity under the Plans as of September 30, 2011, and changes during the year then ended is as follows:

Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (In thousands)
Outstanding at September 30, 2010	2,643,307	$20.16
Granted	370,650	16.84
Exercised	(109,790)	14.84
Forfeited	(162,927)	19.43
Outstanding at September 30, 2011	2,741,240	$19.97	5	$344
Exercisable at September 30, 2011	1,732,382	$20.79	3	$85

Schedule of miscellaneous information related to stock options
Miscellaneous information related to stock options is presented below:

	2011	2010	2009
Compensation cost for stock options	1,087,000	1,213,000	1,327,000
Weighted avg. grant date FV	4	4	2
Total intrinsic value of options exercised	259,000	975,000	65,000
Grant date FV of options exercised	312,000	482,000	57,000
Cash received from option exercises	1,630,000	1,760,000	158,000
Tax benefit realized for option exercises	37,000	227,000	21,000

Summary of nonvested activity
A summary of the status of the Company's nonvested options as of September 30, 2011, and changes during the year then ended is as follows:

Nonvested Options	Shares	Weighted Average Grant Date Fair Value
Outstanding at September 30, 2010	1,217,083	$2.66
Granted	370,650	3.89
Vested	(486,094)	2.86
Forfeited	(92,781)	2.66
Outstanding at September 30, 2011	1,008,858	$3.02